OMB APPROVAL
                                                     ----------------------
                                                     OMB Number:  3235-0006
                                                     Expires: October 31, 2000
                                                     Estimated average burden
                                                     hours per response:.. 24.7


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               -------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          118 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/JOSEPH A. BUCCI              COBLESKILL, NY      February 14, 2000
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          53
                                          --------------------------
 Form 13F Information Table Value Total:      $623,593 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





                            Name of Reporting Manager
                        FENIMORE ASSET MANAGEMENT, INC.
                                    12/31/99
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
 NAME OF                          TITLE OF                   VALUE      SHRS OR  SH/PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP #     (x$1000)     PRN AMT  PRN/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                                                          (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------


ADC TELECOMMUNICATIONS          COMMON STOCK  000886101   $1,574          21,700           21,700                 21,700
ALLIED CAPITAL CORPORATION      COMMON STOCK  01903Q108  $19,441       1,061,602        1,061,602              1,061,602
AMERICAN EXPRESS                COMMON STOCK  025816109  $17,817         107,170          107,170                107,170
AMERICAN POWER CONVERSION       COMMON STOCK  029066107   $1,899          72,000           72,000                 72,000
BANKNORTH GROUP INC.            COMMON STOCK  06646L100  $11,639         435,105          435,105                435,105
BEN & JERRY'S HOMEMADE CL A     COMMON STOCK  081465106     $445          17,900           17,900                 17,900
BLOCK H & R                     COMMON STOCK  093671105   $1,313          30,000           30,000                 30,000
BRISTOL MYERS SQUIBB            COMMON STOCK  110122108     $647          10,080           10,080                 10,080
BROWN AND BROWN                 COMMON STOCK  115236101  $18,730         488,864          488,864                488,864
C-COR NET CORP.                 COMMON STOCK  125010108   $8,358         109,079          109,079                109,079
CENTURA BANKS                   COMMON STOCK  15640T100  $10,758         243,800          243,800                243,800
CITIGROUP INC.                  COMMON STOCK  172967101  $11,555         207,492          207,492                207,492
CLARCOR                         COMMON STOCK  179895107   $5,247         291,524          291,524                291,524
CONMED CORPORATION              COMMON STOCK  207410101  $32,646       1,261,693        1,261,693              1,261,693
COTTON STATES LIFE
  INSURANCE CO.                 COMMON STOCK  221774102     $638          73,923           73,923                 73,923
CSS INDUSTRIES                  COMMON STOCK  125906107  $12,799         598,785          598,785                598,785
DELUXE CORPORATION              COMMON STOCK  248019101   $6,927         252,460          252,460                252,460
FARM FAMILY HOLDINGS INC.       COMMON STOCK  307901108  $11,669         276,200          276,200                276,200
FINANCIAL SECURITY
  ASSURANCE HLDG.               COMMON STOCK  31769P100   $4,809          92,250           92,250                 92,250
FRANKLIN RESOURCES              COMMON STOCK  354613101  $13,283         414,264          414,264                414,264
HICKORY TECH CORPORATION        COMMON STOCK  429060106     $236          15,700           15,700                 15,700
IDEX CORP                       COMMON STOCK  45167R104  $25,660         844,774          844,774                844,774
KAYDON CORPORATION              COMMON STOCK  486587108  $39,643       1,478,500        1,478,500              1,478,500
LABOR READY INC.                COMMON STOCK  505401208   $2,443         201,500          201,500                201,500
LANDAUER INC.                   COMMON STOCK  51476K103     $238          10,900           10,900                 10,900
M & T BANK CORP.                COMMON STOCK  55261F104  $10,884          26,273           26,273                 26,273
MEREDITH CORP.                  COMMON STOCK  589433101   $4,056          97,300           97,300                 97,300
MOCON                           COMMON STOCK  607494101   $5,488         914,584          914,584                914,584
NEW ENGLAND BUSINESS
  SERVICE, INC.                 COMMON STOCK  643872104  $23,209         949,725          949,725                949,725
NEW PLAN EXCEL REALTY TRUST     COMMON STOCK  648053106   $9,778         618,370          618,370                618,370
NORTH FORK BANCORPORATION       COMMON STOCK  659424105   $5,753         331,100          331,100                331,100
ONEIDA LTD.                     COMMON STOCK  682505102     $334          15,337           15,337                 15,337
PEOPLES HERITAGE
  FINANCIAL GORUP               COMMON STOCK  711147108   $8,726         579,300          579,300                579,300
PLUMAS BANK                     COMMON STOCK  729275107     $952          85,536           85,536                 85,536
PROTECTIVE LIFE CORP.           COMMON STOCK  743674103  $21,275         668,745          668,745                668,745
RAVEN INDUSTRIES                COMMON STOCK  754212108   $8,383         573,192          573,192                573,192
REGAL BELOIT, INC.              COMMON STOCK  758750103  $16,730         811,150          811,150                811,150
RELIASTAR FINANCIAL CORPORATION COMMON STOCK  75952U103  $31,609         806,590          806,590                806,590
REYNOLDS & REYNOLDS, CL A       COMMON STOCK  761695105  $22,548       1,002,125        1,002,125              1,002,125
RPM INC.                        COMMON STOCK  749685103  $16,160       1,586,183        1,586,183              1,586,183
SERVICEMASTER COMPANY           COMMON STOCK  81760N109  $31,350       2,546,125        2,546,125              2,546,125
SOUTHTRUST CORP.                COMMON STOCK  844730101  $11,264         297,875          297,875                297,875
TENNANT COMPANY                 COMMON STOCK  880345103   $8,607         262,800          262,800                262,800
TRUSTCO BANK NEW YORK           COMMON STOCK  898349105  $21,399       1,615,050        1,615,050              1,615,050
TRUSTCO BANK NY                 COMMON STOCK  898349105   $2,115         159,640          159,640                159,640
UNUMPROVIDENT CORP.             COMMON STOCK  91529Y106  $15,262         475,992          475,992                475,992
US BANCORP                      COMMON STOCK  902973106  $13,951         585,842          585,842                585,842
WADDELL & REED FINANCIAL        COMMON STOCK  930059100   $5,848         215,600          215,600                215,600
WADDELL & REED FINL CL B        COMMON STOCK  930059209   $2,711         107,900          107,900                107,900
WATSON PHARMACEUTICALS          COMMON STOCK  942683103  $18,432         514,678          514,678                514,678
WD-40 COMPANY                   COMMON STOCK  929236107   $8,987         406,183          406,183                406,183
WHITE MOUNTAIN INSURANCE GROUP  COMMON STOCK  G9618E107  $32,542         270,060          270,060                270,060
WHOLE FOODS MARKET INC.         COMMON STOCK  966837106   $4,828         104,100          104,100                104,100

TOTAL                                                   $623,593      25,244,620       25,244,620             25,244,620

